UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2018

Date of reporting period:  May 31, 2017

Item 1. Schedule of Investments.

Bright Rock Mid Cap Growth Fund
Schedule of Investments
May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.89%
Auto Components - 2.32%
Gentex Corp.	71,000	$1,347,580
Beverages - 2.74%
Monster Beverage Corp. (a)	31,500	1,592,640
Capital Markets - 7.57%
Eaton Vance Corp.	32,000	1,490,240
FactSet Research Systems, Inc.	9,000	1,491,210
SEI Investments Co.	28,300	1,417,547
		4,398,997
Chemicals - 6.72%
International Flavors & Fragrances, Inc.	10,000	1,378,900
The Sherwin-Williams Co.	7,600	2,521,452
		3,900,352
Commercial Services & Supplies - 9.14%
Copart, Inc. (a)	80,000	2,495,200
Rollins, Inc.	35,000	1,507,450
Stericycle, Inc. (a)	16,000	1,308,320
		5,310,970
Containers & Packaging - 1.10%
AptarGroup, Inc.	7,500	637,575
Distributors - 2.67%
LKQ Corp. (a)	49,200	1,549,308
Electrical Equipment - 2.24%
Acuity Brands, Inc.	8,000	1,303,280
Electronic Equipment, Instruments & Components - 5.49%
Amphenol Corp. - Class A	20,000	1,492,000
IPG Photonics Corp. (a)	12,200	1,696,288
		3,188,288
Energy Equipment & Services - 3.31%
Oceaneering International, Inc.	55,000	1,340,900
TechnipFMC PLC (a)(b)	20,000	579,000
		1,919,900
Food Products - 7.74%
Flowers Foods, Inc.	74,100	1,369,368
McCormick & Co, Inc.	6,000	624,900
The Hershey Co.	21,700	2,501,359
		4,495,627
Health Care Equipment & Supplies - 10.74%
Edwards Lifesciences Corp. (a)	14,000	1,610,980
IDEXX Laboratories, Inc. (a)	15,500	2,610,045
ResMed, Inc.	20,000	1,422,000
Varian Medical Systems, Inc. (a)	6,000	594,120
		6,237,145
Health Care Providers & Services - 1.93%
MEDNAX, Inc. (a)	20,600	1,118,580
Household Products - 2.49%
Church & Dwight Co., Inc.	28,000	1,446,480
IT Services - 5.30%
FleetCor Technologies, Inc. (a)	3,300	476,157
Jack Henry & Associates, Inc.	24,500	2,602,145
		3,078,302
Multiline Retail - 1.50%
Dollar Tree, Inc. (a)	11,200	870,240
Oil, Gas & Consumable Fuels - 8.27%
Diamondback Energy, Inc. (a)	14,100	1,307,916
EQT Corp.	24,000	1,326,480
ONEOK, Inc.	43,600	2,166,048
		4,800,444

Road & Rail - 2.07%
JB Hunt Transport Services, Inc.	14,100	1,203,858
Semiconductors & Semiconductor Equipment - 4.17%
Analog Devices, Inc.	9,000	771,840
Microchip Technology, Inc.	19,800	1,649,340
		2,421,180
Software - 3.98%
Red Hat, Inc. (a)	25,800	2,310,906
Specialty Retail - 4.87%
L Brands, Inc.	34,000	1,754,400
Tractor Supply Co.	19,500	1,075,425
		2,829,825
Trading Companies & Distributors - 3.53%
Fastenal Co.	32,400	1,398,708
MSC Industrial Direct Co., Inc. - Class A	7,750	650,535
		2,049,243
TOTAL COMMON STOCKS (Cost $41,938,193)		$58,010,720

MONEY MARKET FUNDS - 0.16%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class 0.673% (c)	92,076	92,076
TOTAL MONEY MARKET FUNDS (Cost $92,076)		92,076

Total Investments (Cost $42,030,269) - 100.05%		58,102,796
Liabilities in Excess of Other Assets - (0.05%)		(29,223)
TOTAL NET ASSETS - 100.00%		$58,073,573

(a) Non-income producing security.
(b) Foreign issued security.
(c) Seven day yield as of May 31, 2017.

Abbreviations:
PLC	Public Limited Company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Bright Rock Quality Large Cap Fund
Schedule of Investments
May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.63%
Aerospace & Defense - 2.63%
United Technologies Corp.	48,000	$5,821,440
Air Freight & Logistics - 1.85%
CH Robinson Worldwide, Inc.	61,000	4,087,610
Banks - 3.61%
Wells Fargo & Co.	156,000	7,977,840
Beverages - 2.69%
PepsiCo, Inc.	51,000	5,960,370
Capital Markets - 3.75%
BlackRock, Inc.	8,000	3,273,920
Franklin Resources, Inc.	120,000	5,014,800
		8,288,720
Chemicals - 10.49%
Ecolab, Inc.	38,000	5,047,920
Monsanto Co.	67,000	7,867,140
Praxair, Inc.	39,000	5,159,310
The Sherwin-Williams Co.	15,500	5,142,435
		23,216,805
Commercial Services & Supplies - 2.11%
Stericycle, Inc. (a)	57,000	4,660,890
Diversified Telecommunication Services - 6.09%
AT&T, Inc.	151,000	5,818,030
Verizon Communications, Inc.	164,000	7,648,960
		13,466,990
Electric Utilities - 7.08%
NextEra Energy, Inc.	35,000	4,950,400
The Southern Co.	129,000	6,528,690
Westar Energy, Inc.	79,000	4,183,050
		15,662,140
Energy Equipment & Services - 4.95%
National-Oilwell Varco, Inc.	116,000	3,789,720
Schlumberger Ltd. (b)	103,000	7,167,770
		10,957,490
Food & Staples Retailing - 6.07%
CVS Health Corp.	93,000	7,145,190
Wal-Mart Stores, Inc.	80,000	6,288,000
		13,433,190
Food Products - 0.79%
General Mills, Inc.	31,000	1,758,940
Health Care Providers & Services - 2.29%
McKesson Corp.	31,000	5,055,790
Hotels, Restaurants & Leisure - 2.59%
Starbucks Corp.	90,000	5,724,900
Insurance - 2.39%
Chubb Ltd. (b)	37,000	5,298,030
Internet Software & Services - 6.16%
Alphabet, Inc. - Class A (a)	8,900	8,785,101
Facebook, Inc. - Class A (a)	32,000	4,846,720
		13,631,821

IT Services - 4.98%
Cognizant Technology Solutions Corp. - Class A	82,000	5,486,620
Mastercard, Inc. - Class A	45,000	5,529,600
		11,016,220
Life Sciences Tools & Services - 3.28%
Thermo Fisher Scientific Inc.	42,000	7,257,180
Media - 4.61%
Comcast Corp. - Class A	180,000	7,504,200
The Walt Disney Co.	25,000	2,698,500
		10,202,700
Oil, Gas & Consumable Fuels - 3.70%
Chevron Corp.	34,000	3,518,320
Exxon Mobil Corp.	58,000	4,669,000
		8,187,320
Pharmaceuticals - 4.60%
Johnson & Johnson	43,000	5,514,750
Zoetis, Inc. - Class A	75,000	4,671,000
		10,185,750
Road & Rail - 3.71%
Union Pacific Corp.	74,500	8,217,350
Specialty Retail - 3.95%
The Home Depot, Inc.	57,000	8,750,070
Textiles, Apparel & Luxury Goods - 2.16%
NIKE, Inc. - Class B	90,000	4,769,100
Water Utilities - 3.10%
Aqua America, Inc.	209,500	6,848,555
TOTAL COMMON STOCKS (Cost $174,047,126)		$220,437,211

MONEY MARKET FUNDS - 0.15%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class 0.673% (c)	325,826	325,826
TOTAL MONEY MARKET FUNDS (Cost $325,826)		325,826

Total Investments (Cost $174,372,952) - 99.78%		220,763,037
Other Assets in Excess of Liabiliies - 0.22%		489,415
TOTAL NET ASSETS - 100.00%		$221,252,452

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of May 31, 2017.

Abbreviations:
Ltd.	Limited Liability Company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

	Bright Rock Mid Cap Growth Fund	Bright Rock Quality Large Cap Fund
Cost of investments	$42,030,269	$174,372,952
Gross unrealized appreciation	18,081,318	47,835,062
Gross unrealized depreciation	(2,008,791)	(1,444,977)
Net unrealized appreciation	$16,072,527	$46,390,085

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of
America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service. Forward currency contracts are valued at the mean between the bid and asked prices by approved pricing service.
Commodities futures contracts and options thereon traded on commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, the Funds will use the price of the exhange that the Funds generally consider to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ")
will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the "composite market" for the day such security is being valued.
The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security's last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds' fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust's valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange ("NYSE"), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a pricing service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, "Fair Value Measurement" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a heirarchy for measuring fair value. ASC 820 requries an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and futher analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2017:

Bright Rock Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$58,010,720	$-	$-	$58,010,720
Total Equity	58,010,720	-	-	58,010,720
Short-Term Investments	92,076	-	-	92,076
Total Investments in Securities	$58,102,796	$-	$-	$58,102,796

Bright Rock Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$220,437,211	$-	$-	$220,437,211
Total Equity	220,437,211	-	-	220,437,211
Short-Term Investments	325,826	-	-	325,826
Total Investments in Securities	$220,763,037	$-	$-	$220,763,037

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

During the period ended May 31, 2017, there were no transfers between levels for the Funds. The Funds did not hold any Level 3 securities during the period. The Funds did not hold financial derivative instruments during the period presented.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
                                           John Buckel, President

Date     7/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                              John Buckel, President

Date    7/17/2017

By (Signature and Title)* /s/ Jennifer Lima
                                              Jennifer Lima, Treasurer

Date    7/17/2017

* Print the name and title of each signing officer under his or her signature.